UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                     (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of investments are included here.
Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of December 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 98.38%

Consumer Discretionary - 19.31%
	CBS Corp.	6,200	$343,108
	Comcast Corp.	3,635	210,866
	Delphi Automotive PLC	4,150	301,788
*	Hilton Worldwide Holdings, Inc.	11,590	302,383
	Lowe's Cos., Inc.	7,250	498,800
	NIKE, Inc.	4,180	401,907
	Ralph Lauren Corp.	1,655	306,440
	Starbucks Corp.	2,690	220,715
	The Home Depot, Inc.	2,900	304,413
	The Walt Disney Co.	5,450	513,336
	Time Warner Cable, Inc.	1,440	218,966
	Time Warner, Inc.	2,470	210,987
			3,833,709
Consumer Staples - 8.30%
	Costco Wholesale Corp.	1,460	206,955
	Mondelez International, Inc.	5,525	200,695
	PepsiCo, Inc.	3,500	330,960
	The Coca-Cola Co.	7,000	295,540
*	Walgreens Boots Alliance, Inc.	4,000	304,800
	Wal-Mart Stores, Inc.	3,585	307,880
			1,646,830
Energy - 3.65%
	EOG Resources, Inc.	2,500	230,175
	Noble Energy, Inc.	5,885	279,126
	Phillips 66	2,995	214,741
			724,042
Financials - 12.86%
	American Express Co.	4,295	399,607
	Bank of America Corp.	23,525	420,862
	BlackRock, Inc.	1,100	393,316
	JPMorgan Chase & Co.	4,945	309,458
	SunTrust Banks, Inc.	7,385	309,432
	The Charles Schwab Corp.	10,785	325,599
	Wells Fargo & Co.	7,200	394,704
			2,552,978
Health Care - 14.96%
	AbbVie, Inc.	3,000	196,320
	AmerisourceBergen Corp.	2,000	180,320
	Bristol-Myers Squibb Co.	4,180	246,745
*	Celgene Corp.	3,025	338,377
	Eli Lilly & Co.	2,810	193,862
*	Gilead Sciences, Inc.	2,200	207,372

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
		Shares	Value (Note 1)

Health Care - Continued
	Johnson & Johnson	5,700	$596,049
	Medtronic PLC	2,950	212,990
	Pfizer, Inc.	12,485	388,908
*	Vertex Pharmaceuticals, Inc.	3,440	408,672
			2,969,615
Industrials - 13.11%
	Delta Air Lines, Inc.	6,600	324,654
	Emerson Electric Co.	5,300	327,169
	General Electric Co.	10,800	272,916
	Honeywell International, Inc.	4,000	399,680
	The Boeing Company	2,385	310,002
	Union Pacific Corp.	4,200	500,346
	United Parcel Service, Inc.	4,205	467,470
			2,602,237
Information Technology - 22.25%
	Apple, Inc.	7,500	827,850
	Automatic Data Processing, Inc.	3,240	270,119
	EMC Corp.	10,100	300,374
*	Google, Inc. - Class A Shares	650	344,929
*	Google, Inc. - Class C Shares	650	342,160
	Intel Corp.	10,705	388,484
	MasterCard, Inc.	3,710	319,654
	Microsoft Corp.	11,010	511,414
	QUALCOMM, Inc.	4,975	369,792
	TE Connectivity Ltd.	5,175	327,319
	Texas Instruments, Inc.	7,725	413,017
			4,415,112
Materials - 3.94%
	EI du Pont de Nemours & Co.	2,765	204,444
	LyondellBasell Industries NV	2,300	182,597
	Monsanto Co.	3,300	394,251
			781,292

	Total Common Stocks (Cost $14,829,019)		19,525,815

SHORT-TERM INVESTMENT - 1.31%
§	Federated Prime Obligations Fund, 0.03%	259,468	259,468

	Total Short-Term Investment (Cost $259,468)		259,468

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
			Value (Note 1)

Total Value of Investments (Cost $15,088,487) - 99.69%			$19,785,283

Other Assets Less Liabilities - 0.31%			62,347

Net Assets - 100%			$19,847,630

* Non-income producing investment	The following acronyms are used in this portfolio:
§ Represents 7 day effective yield	NV - Netherlands Security
	PLC - Public Limited Company

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	19.31%	$3,833,709
Consumer Staples	8.30%	1,646,830
Energy	3.65%	724,042
Financials	12.86%	2,552,978
Health Care	14.96%	2,969,615
Industrials	13.11%	2,602,237
Information Technology	22.25%	4,415,112
Materials	3.94%	781,292
Short-Term Investment	1.31%	259,468
Other Assets Less Liabilities	0.31%	62,347
Total	100.00%	$19,847,630

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$4,721,826
Aggregate gross unrealized depreciation			(25,030)

Net unrealized appreciation			$4,696,796

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$19,525,815	$19,525,815	$-	$-
Short-Term Investment	259,468	259,468	-	-
Total	$19,785,283	$19,785,283	$-	$-

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of December 31, 2014
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 85.41%
	Albemarle Corp.	$250,000	4.500%	12/15/2020	$269,185
	American Express Credit Corp.	400,000	2.125%	7/27/2018	403,549
	Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	300,895
	AT&T, Inc.	300,000	5.800%	2/15/2019	340,752
	AT&T, Inc.	300,000	3.875%	8/15/2021	313,892
*	Bayer Corp.	300,000	7.125%	10/1/2015	313,534
	Branch Banking & Trust Co.	300,000	2.850%	4/1/2021	301,745
	Commonwealth Edison Co.	75,000	4.000%	8/1/2020	80,469
	ConocoPhillips	25,000	5.200%	5/15/2018	27,642
	Corning, Inc.	200,000	6.625%	5/15/2019	234,616
	CR Bard, Inc.	600,000	2.875%	1/15/2016	613,095
	Diageo Capital PLC	180,000	4.850%	5/15/2018	196,186
	DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	306,809
	Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	51,704
	Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	134,030
	EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	142,865
	EMC Corp.	200,000	2.650%	6/1/2020	199,038
	General Electric Capital Corp.	400,000	5.625%	5/1/2018	450,093
	Hubbell, Inc.	50,000	5.950%	6/1/2018	56,365
	John Deere Capital Corp.	200,000	5.750%	9/10/2018	227,156
	JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	216,795
	Kentucky Utilities Co.	250,000	3.250%	11/1/2020	258,227
*	MassMutual Global Funding II	250,000	2.300%	9/28/2015	253,406
*	Matson Navigation Co., Inc.	107,000	5.273%	7/29/2029	121,577
	McKesson Corp.	75,000	5.700%	3/1/2017	81,449
	Morgan Stanley	125,000	7.300%	5/13/2019	148,268
	National City Bank of Indiana	300,000	4.250%	7/1/2018	320,796
*	New York Life Global Funding	200,000	1.650%	5/15/2017	201,522
	Nordstrom, Inc.	250,000	4.750%	5/1/2020	276,528
	Northern States Power Co.	250,000	5.250%	10/1/2018	279,275
	PepsiCo, Inc.	350,000	3.125%	11/1/2020	362,231
	Prudential Financial, Inc.	300,000	5.500%	3/15/2016	316,065
	Public Service Co. of Colorado	300,000	3.200%	11/15/2020	312,107
	SCANA Corp.	300,000	4.750%	5/15/2021	323,348
	Snap-on, Inc.	250,000	4.250%	1/15/2018	264,990
	The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	141,712
	The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	224,484
	The Hillshire Brands Co.	365,000	4.100%	9/15/2020	375,211
	The Huntington National Bank	350,000	2.200%	4/1/2019	347,872
	Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	203,118
	The Southern Co.	300,000	2.375%	9/15/2015	303,266
	Travelers Cos., Inc.	250,000	5.900%	6/2/2019	289,219
	Wal-Mart Stores, Inc.	275,000	3.625%	7/8/2020	293,660
	Wells Fargo & Co.	200,000	5.625%	12/11/2017	222,462

					(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
Western Massachusetts Electric Co.	$250,000	5.100%	3/1/2020	$267,237
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	204,665
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	136,546

Total Corporate Bonds (Cost $11,666,996)				11,709,656

FEDERAL AGENCY OBLGATIONS - 2.41%
Freddie Mac REMICS, Series 3971	33,838	3.000%	12/15/2026	35,029
Fannie Mae REMICS, Series 142	25,331	3.000%	8/25/2029	26,459
Government National Mortgage Association,
Series 115	250,000	4.000%	9/20/2038	269,481

Total Federal Agency Obligations (Cost $337,967)				330,969

UNITED STATES TREASURY NOTE - 0.71%
United States Treasury Note	100,000	1.625%	11/15/2022	97,008

Total United States Treasury Note (Cost $95,031)				97,008

PREFERRED STOCKS - 5.43%	Shares	Dividend Rate
Consumer Discretionary - 0.56%
Comcast Corp.	3,000	5.000%		76,020
				76,020
Financials - 4.87%
BB&T Corp.	3,500	5.625%		84,665
JPMorgan Chase Capital XXIX	3,000	6.700%		76,200
Public Storage	3,000	6.500%		79,110
Raymond James Financial, Inc.	3,500	6.900%		95,515
State Street Corp.	3,150	6.000%		79,506
The Bank of New York Mellon	3,500	5.200%		80,605
The Goldman Sachs Group, Inc.	3,500	6.125%		90,510
US Bancorp	3,500	5.150%		82,005
				668,116

Total Preferred Stocks (Cost $742,250)				744,136

EXCHANGE-TRADED PRODUCTS - 1.13%	Shares
iShares Mortgage Real Estate Capped ETF	5,000			58,550
SPDR Barclays Short Term High Yield Bond ETF	3,345			96,704

Exchange-Traded Products (Cost $171,574)				155,254

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014
	Shares		Value (Note 1)

COMMON STOCKS - 0.79%
Health Care - 0.38%
Johnson & Johnson	500		$52,285
			52,285
Telecommunications - 0.41%
Verizon Communications, Inc.	1,200		56,136
			56,136

Total Common Stocks (Cost $102,454)			108,421

SHORT-TERM INVESTMENT - 3.28%
§ Federated Prime Obligations Fund, 0.03%	449,616		449,616

Total Short-Term Investment (Cost $449,616)			449,616

Total Value of Investments (Cost $13,565,888 (a)) - 99.16%			$13,595,060

Other Assets Less Liabilities - 0.84%			114,827

Net Assets - 100%			$13,709,887

* Rule 144-A Security	The following acronyms are used in this portfolio:
	LLC - Limited Liability Company
	PLC - Public Limited Company

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$113,264
Aggregate gross unrealized depreciation			(84,092)

Net unrealized appreciation			$29,172

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	85.41%	$11,709,656
Federal Agency Obligations	2.41%	330,969
United States Treasury Note	0.71%	97,008
Preferred Stocks	5.43%	744,136
Exchange-Traded Products	1.13%	155,254
Health Care	0.38%	52,285
Telecommunications	0.41%	56,136
Short-Term Investment	3.28%	449,616
Other Assets Less Liabilities	0.84%	114,827
Total	100.00%	$13,709,887
			(Continued)

Crescent Strategic Income Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$11,709,656	$-	$11,709,656	$-
Federal Agency Obligations	330,969	-	330,969	-
United States Treasury Note	97,008	97,008	-	-
Preferred Stocks	744,136	744,136	-	-
Exchange-Traded Products	155,254	155,254	-	-
Health Care	52,285	52,285	-	-
Telecommunications	56,136	56,136	-	-
Short-Term Investment	449,616	449,616	-	-
Total	$13,595,060	$1,554,435	$12,040,625	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/J. Philip Bell
Date: February 24, 2015	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/J. Philip Bell
Date: February 24, 2015	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/Walter B. Todd, III
Date: February 24, 2015	Walter B. Todd, III Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund